COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2019
COST OF SALES.
Schedule of cost of sales
Figures in million - SA rand	Notes	2019	2018	2017
Salaries and wages		(21,215.6)	(15,710.3)	(15,323.0)
Consumable stores	21	(12,784.3)	(9,327.9)	(8,789.4)
Utilities		(6,089.3)	(5,049.2)	(4,930.1)
Mine contracts		(3,566.4)	(3,197.6)	(2,956.9)
Recycling[1]		(13,968.6)	(7,196.5)	(4,376.9)
Other		(1,878.0)	(4,564.0)	(3,398.0)
Ore reserve development costs capitalised		3,401.8	3,530.3	3,291.6
Cost of sales, before amortisation and depreciation		(56,100.4)	(41,515.2)	(36,482.7)
Amortisation and depreciation	12,13	(7,214.1)	(6,613.8)	(5,699.7)
Total cost of sales		(63,314.5)	(48,129.0)	(42,182.4)

[1] Recycling cost consists of cost relating to the purchasing of spent catalytic material and the cost incurred to convert the spent catalytic material into finished PGMs